Note 19 - Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenue		$ 227,873,562	$ 212,897,313	$ 189,357,383
Voyage expenses		(1,059,154)	(1,975,569)	(1,284,375)
Vessel operating expenses		(46,846,903)	(46,685,920)	(42,004,155)
Dry-docking expenses		(6,607,677)	(10,537,928)	(3,373,648)
Related party management fees		(7,995,498)	(7,067,408)	(5,720,831)
General and administrative expenses		(6,802,563)	(5,938,870)	(4,744,907)
Interest and other financing costs		(14,992,987)	(10,620,703)	(6,431,007)
Net income		136,967,379	112,775,678	114,549,279
Operating Segments [Member]
Net revenue		227,873,562	212,897,313	189,357,383
Voyage expenses		(1,059,154)	(1,975,569)	(1,284,375)
Vessel operating expenses		(46,846,903)	(46,685,920)	(42,004,155)
Dry-docking expenses		(6,607,677)	(10,537,928)	(3,373,648)
Related party management fees		(7,995,498)	(7,067,408)	(5,720,831)
General and administrative expenses		(6,802,563)	(5,938,870)	(4,744,907)
Interest and other financing costs		(14,992,987)	(10,620,703)	(6,431,007)
Other segment items	[1]	(6,601,401)	(17,295,237)	(11,249,181)
Net income		$ 136,967,379	$ 112,775,678	$ 114,549,279

[1]	Other segment items of the segment include vessel depreciation, net gain on sale of vessels, impairment loss, other operating income, gain on time charter agreements termination, gain / (loss) on derivatives, net, foreign exchange (loss)/ gain and interest income.